UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    SHAPIRO CAPITAL MANAGEMENT LLC
         ----------------------------------
Address: 3060 PEACHTREE ROAD, NW SUITE 1555
         ----------------------------------
         ATLANTA GA  30066
         ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:      MICHAEL MCCARTHY
           ----------------------------------
Title:     PRINCIPAL
           ----------------------------------
Phone:     404-842-9600
           ----------------------------------

Signature, Place, and Date of Signing:

-------------------------         --------------------            -------------
       [Signature]                   [City, State]                     [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 09/30/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47


Form 13F Information Table Value Total      $2,439,017  (THOUSANDS)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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                                                                                                        ----------------------------
                                                                                                              (SEC USE ONLY)
Page 1 of 2                                            Name of Reporting Manager :    Shapiro Capital Management Company, Inc
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    Item 1:               Item 2:  Item 3:    Item 4:       Item 5:             Item 6           Item 7         Item 8
                                                                         Investment Discretion            Voting Authority (shares)
                                               Fair        Shares of             (b)      (c)   Manager's -------------------------
                         Title of  CUSIP      Market      Principal      (a)   Shared    Shared   See      (a)       (b)       (c)
Name of Issuer             Class   Number     Value         Amount       Sole As defined Other  Instr V    Sole     Shared     None
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
Nalco Holding Co           Common 62985Q101  $149,765,287   6,266,330    x                              5,718,840      547,490
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LifePoint Hosps Inc        Common 53219L109  $141,801,245   3,710,132    x                              3,339,855      370,277
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Cooper Companies, Inc.
(The)                      Common 216648402  $141,623,766   2,912,871    x                              2,591,470      321,401
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Andrew Corp                Common 034425108  $137,432,519  12,977,575    x                             11,623,575    1,354,000
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Steris Corp                Common 859152100  $131,293,871   4,943,293    x                              4,444,385      498,908
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Checkpoint Systems Inc     Common 162825103  $121,559,757   5,137,775    x                              4,553,025      584,750
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Cox Radio Inc Cl A         Cl A   224051102  $101,951,700   7,468,989    x                              6,695,760      773,229
                           Common
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Molson Coors Brewing Co    Cl B
Cl B                       Common 60871R209   $87,352,880     923,197    x                                837,165       86,032
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Zales Corporation          Common 988858106   $84,283,441   3,194,975    x                              2,823,475      371,500
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Montpelier Re Holdings
Ltd                        Common g62185106   $75,143,777   4,333,551    x                              3,885,200      448,351
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Portland General Electric
Co.                        Common 736508847   $74,625,973   2,555,684    x                              2,312,884      242,800
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Sierra Pacific Resources   Common 826428104   $72,818,637   4,189,795    x                              3,822,782      367,013
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MoneyGram Intl Inc         Common 60935Y109   $67,922,960   2,446,793    x                              2,171,086      275,707
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Live Nation                Common 538034109   $67,161,670   3,044,500    x                              2,658,200      386,300
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Odyssey Healthcare Inc     Common 67611V101   $65,830,236   5,013,727    x                              4,422,402      591,325
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Avis Budget Group Inc      Common 053774105   $64,368,652   2,356,100    x                              2,132,100      224,000
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Platinum Undrwritrs Hldg   Common g7127p100   $63,670,854   1,984,752    x                              1,777,100      207,652
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Cabot Microelectronics
Com                        Common 12709p103   $59,103,128   1,763,746    x                              1,558,124      205,622
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Discovery Holding          Cl A
Company Cl A               Common 25468Y107   $57,004,301   2,979,838    x                              2,848,720      131,118
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Mosaic Co.                 Common 61945A107   $53,961,386   2,024,058    x                              1,828,140      195,918
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Abbott Labs                Common 002824100   $53,385,980     956,738    x                                925,413       31,325
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Chemed Corp                Common 16359R103   $50,162,947   1,024,570    x                                919,300      105,270
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Mine Safety Appliances
Co.                        Common 602720104   $48,599,489   1,155,480    x                              1,007,280      148,200
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PNM Resources Inc.         Common 69349h107   $42,882,288   1,327,625    x                              1,136,475      191,150
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 SubTotal Page 1                            2,013,706,744  84,692,094                                  76,032,756    8,659,338
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Page 2 of 2
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                                                                                                        ----------------------------
                                                                                                              (SEC USE ONLY)
Page 2 of 2                                            Name of Reporting Manager :    Shapiro Capital Management Company, Inc
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    Item 1:               Item 2:  Item 3:    Item 4:       Item 5:             Item 6           Item 7         Item 8
                                                                         Investment Discretion            Voting Authority (shares)
                                               Fair        Shares of             (b)      (c)   Manager's -------------------------
                         Title of  CUSIP      Market      Principal      (a)   Shared    Shared   See      (a)       (b)       (c)
Name of Issuer             Class   Number     Value         Amount       Sole As defined Other  Instr V    Sole     Shared     None
----------------------------------------------------------------------------------------------------------------------------------
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Time Warner Inc.           Common 887317105   $39,429,519   1,999,469    x                              1,764,337      235,132
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Tronox Inc. - Class A      Cl A   897051108   $37,624,320   2,612,800    x                              2,365,900      246,900
                           Common
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Wright Express Corp.       Common 98233q105   $34,142,481   1,125,700    x                              1,000,100      125,600
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Teco Energy, Inc.          Common 872375100   $33,606,621   1,952,738    x                              1,720,838      231,900
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Rent-A-Center, Inc.        Common 76009N100   $30,253,039   1,081,238    x                                959,525      121,713
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Avaya Inc.                 Common 053499109   $27,180,951   2,301,520    x                              2,100,870      200,650
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Western Union Co           Common 959802109   $26,963,380   1,228,400    x                              1,096,800      131,600
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US Cellular Corp           Common 911684108   $25,295,886     344,396    x                                311,523       32,873
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Crane Co.                  Common 224399105   $24,312,630     601,500    x                                522,000       79,500
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Anheuser Busch Cos Inc     Common 035229103   $24,310,926     481,786    x                                420,986       60,800
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Zebra Technologies Cp      Cl A
 Class A                   Common 989207105   $22,617,738     585,800    x                                528,100       57,700
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Ralcorp Holdings           Common 751028101   $22,292,810     346,700    x                                314,850       31,850
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Sally Beauty Holdings,
Inc.                       Common 79546E104   $20,407,314   2,220,600    x                              1,956,800      263,800
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Tyco International Ltd            902124106   $18,505,968     586,560    x                                520,560       66,000
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Hershey Company            Common 427866108   $15,610,896     285,600    x                                225,000       60,600
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Constellation Brands       Cl A
Inc. - A                   Common 21036p108   $14,764,578     697,100    x                                613,100       84,000
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First Data Corporation     Common 319963104    $2,730,350     101,500    x                                 96,300        5,200
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OGE Energy Corp            Common 670837103    $1,385,160      35,700    x                                 32,100        3,600
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Salix Pharmaceuticals Ltd  Common 795435106    $1,178,100      93,500    x                                 84,750        8,750
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Berkshire Hathaway Inc.    Cl B
 Class B                   Common 084670207    $1,084,720         298    x                                    289            9
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Compass Minerals
International, Inc.        Common 20451N101      $711,420      21,300    x                                 16,800        4,500
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Cincinnati Bell 6.75%
Series B                Preferred 171871403      $397,375       8,500    x                                  8,000          500
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General Electric Com       Common 369604103      $273,101       7,723    x                                      0        7,723
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Conagra Foods, Inc.        Common 205887102      $231,663       9,300    x                                      0        9,300
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SubTotal Page 2                              $425,310,947  18,729,728                                  16,659,528    2,070,200
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Grand Total                                $2,439,017,691 103,421,822                                  92,692,284   10,729,538
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                            Page 1               23
                            Page 2               24
                             total               47
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